SHAREHOLDERS' EQUITY - Schedule of Information about Options Outstanding and Exercisable (Details) - 0.003 - 1.972 [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Information about Options Outstanding and Exercisable [Line Items]
Options Outstanding, Number outstanding (in Shares) | shares	453,000
Options Outstanding, Weighted average remaining contractual life	3 years 2 months 8 days
Options Outstanding, Weighted average exercise price	$ 1.269
Options Exercisable, Number exercisable (in Shares) | shares	36,000
Options Exercisable, Weighted average remaining contractual life	1 year 10 months 20 days
Options Exercisable, Weighted average exercise price	$ 0.003
Minimum [Member]
Schedule of Information about Options Outstanding and Exercisable [Line Items]
Range of exercise prices	0.003
Maximum [Member]
Schedule of Information about Options Outstanding and Exercisable [Line Items]
Range of exercise prices	$ 1.972